February 20, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Eagle Series Trust
File Nos. 033-57986; 811-07470
Post-Effective Amendment No. 71

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Eagle Series Trust (the “Trust”) is Post-Effective Amendment No. 71 to the Trust’s currently effective Registration Statement on Form N-1A relating to the Eagle International Stock Fund (the “Fund”), a series of the Trust.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to (i) include the legend required by Rule 481(b)(2) under the 1933 Act for a prospectus and statement of additional information that will be used before the effective date of the registration statement; (ii) address comments received from the Securities and Exchange Commission staff; and (iii) to make non-material changes to the Fund’s prospectus and statement of additional information.

The Trust elects that this filing become effective on February 27, 2013, pursuant to Rule 485(b) under the Securities Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber

Attachments

cc:	Richard J. Rossi
Susan L. Walzer
Eagle Asset Management, Inc.